Annual Operating Expenses {- Fidelity® Small Cap Growth Fund} - 07.31 Fidelity Small Cap Growth Fund AMCIZ PRO-11 - Fidelity® Small Cap Growth Fund	Sep. 29, 2021
Fidelity Small Cap Growth Fund-Class A
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.83%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.21%
Total annual operating expenses	1.29%
Fidelity Small Cap Growth Fund-Class M
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.83%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.22%
Total annual operating expenses	1.55%
Fidelity Small Cap Growth Fund-Class C
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.83%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.23%
Total annual operating expenses	2.06%
Fidelity Small Cap Growth Fund - Class I
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.83%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.21%
Total annual operating expenses	1.04%
Fidelity Small Cap Growth Fund-Class Z
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.83%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.07%
Total annual operating expenses	0.90%